MFA 2026-NQM1 Trust ABS-15G

Exhibit 99.3 - Schedule 8

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
87519	XXXXXX	Documentation Type	No Doc	DSCR
87099	XXXXXX	Property Type	SFR	2 Family
87170	XXXXXX	Origination Date	XXXXXX	XXXXXX
87625	XXXXXX	Origination Date	XXXXXX	XXXXXX
87626	XXXXXX	Origination Date	XXXXXX	XXXXXX
87627	XXXXXX	Origination Date	XXXXXX	XXXXXX
87628	XXXXXX	Origination Date	XXXXXX	XXXXXX
87629	XXXXXX	Origination Date	XXXXXX	XXXXXX
87631	XXXXXX	Origination Date	XXXXXX	XXXXXX
87633	XXXXXX	Origination Date	XXXXXX	XXXXXX
87636	XXXXXX	Origination Date	XXXXXX	XXXXXX
86331	XXXXXX	Debt to Income Ratio (Back)	16.8000	22.2386
87206	XXXXXX	Prepay Penalty Flag	Yes	No
82887	XXXXXX	Original Appraisal Date	XXXXXX	XXXXXX

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